Transactions with non-controlling interests - Changsha Pengai (Details)														12 Months Ended
	Sep. 24, 2021 CNY (¥)	Sep. 24, 2021 USD ($)	Sep. 23, 2021	Mar. 25, 2020 CNY (¥)	Mar. 24, 2020	Dec. 18, 2019 CNY (¥)	Dec. 10, 2019 CNY (¥)	Dec. 09, 2019	Jun. 24, 2019 CNY (¥)	Jun. 01, 2019 CNY (¥)	May 31, 2019	May 28, 2019 CNY (¥)	May 27, 2019	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Less: consideration received from non-controlling interest						¥ 940,000			¥ 2,068,000
Changsha Pengai
Carrying amount of non-controlling interests acquired														¥ (400,000)		¥ 539,000
Consideration paid for non-controlling interests		$ (315,000)					¥ (1,050,000)							(315,000)		(1,050,000)
Excess of consideration paid to non controlling interest recognised within equity														¥ (715,000)
Percentage of voting rights acquired							10.00%
Proportion of equity interest held (as a percent)	3.00%	3.00%	15.00%				89.00%	79.00%			70.00%			77.00%	89.00%
Carrying amount of non-controlling interests disposed of	¥ 2,000,000
Less: consideration received from non-controlling interest	1,575,000
Gain on disposal within equity	¥ 3,575,000															511,000
Equity interests disposed off (as a percent)	15.00%	15.00%
Consideration paid for non-controlling interests		$ 315,000					¥ 1,050,000							¥ 315,000		1,050,000
Shanghai Pengai
Carrying amount of non-controlling interests acquired															¥ 92,000
Consideration paid for non-controlling interests															(125,000)
Excess of consideration paid to non controlling interest recognised within equity															¥ (217,000)
Proportion of equity interest held (as a percent)				85.00%	80.00%									80.00%	80.00%
Less: consideration received from non-controlling interest				¥ 125,000
Consideration paid for non-controlling interests															¥ 125,000
Chongqing Pengai
Carrying amount of non-controlling interests acquired																867,000
Consideration paid for non-controlling interests																(1,250,000)
Proportion of equity interest held (as a percent)												100.00%	95.00%		100.00%
Gain on disposal within equity																383,000
Equity interests disposed off (as a percent)												5.00%
Consideration paid for non-controlling interests																1,250,000
Nanchang Pengai
Consideration paid for non-controlling interests										¥ (950,000)
Percentage of voting rights acquired										19.00%
Proportion of equity interest held (as a percent)										51.00%					51.00%
Carrying amount of non-controlling interests disposed of																161,000
Less: consideration received from non-controlling interest																950,000
Gain on disposal within equity																¥ 1,111,000
Consideration paid for non-controlling interests										¥ 950,000
Equity Interest Purchase | Changsha Pengai
Percentage of voting rights acquired	3.00%
Equity Interest Purchase | Chongqing Pengai
Consideration paid for non-controlling interests												¥ (1,250,000)
Consideration paid for non-controlling interests												¥ 1,250,000
Equity Interest Sale | Shanghai Pengai
Equity interests disposed off (as a percent)				5.00%